Subsequent Events - Additional Information (Detail) (Subsequent Event, USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended
	Feb. 16, 2015 Installment	Jan. 09, 2015	Mar. 31, 2015
Syndicated Loan Facility
Subsequent Event [Line Items]
Line of credit facility, borrowings	$ 165.0
Line of credit facility, number of installments	4
Syndicated Loan Facility | Minimum
Subsequent Event [Line Items]
Line of credit installment period	18 months
Syndicated Loan Facility | Maximum
Subsequent Event [Line Items]
Line of credit installment period	36 months
Libor Plus Rate | Syndicated Loan Facility
Subsequent Event [Line Items]
Basis spread on variable rate	2.89%
Nextcode Health
Subsequent Event [Line Items]
Total cash consideration		$ 65.0
Equity Investment ownership percentage		100.00%
Shanghai SynTheAll PharmaTech Co., Ltd.
Subsequent Event [Line Items]
Number of shares sold			6,663,871
Number of shares sold, percentage			5.50%